CSC Small Cap Value Fund | CSC Small Cap Value Fund
CSC Small Cap Value Fund
Investment Objective
The CSC Small Cap Value Fund (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in “Shareholder Information - Class Descriptions” of the Fund’s statutory Prospectus on page 16.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees CSC Small Cap Value Fund	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	3.50%	none
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CSC Small Cap Value Fund		Investor Class Shares	Institutional Class Shares
Management Fees		0.85%	0.85%
Distribution (12b-1) Fee		0.25%	none
Other Expenses	[1]	1.11%	1.11%
Acquired Fund Fees and Expenses (“AFFE”)		0.01%	0.01%
Total Annual Fund Operating Expenses		2.22%	1.97%
Fee Waiver/Expense Reimbursement	[2]	(0.52%)	(0.52%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.70%	1.45%
[1]	The Annual Fund Operating Expenses shown above have been restated to reflect the estimated expenses for the Fund's current fiscal year and are not based on the expenses incurred during the Fund's previous fiscal year.
[2]	Cove Street Capital, LLC (the "Adviser" or "Cove Street") has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes and extraordinary expenses) do not exceed 1.69% of the average daily net assets of the Investor Class and 1.44% of the average daily net assets of the Institutional Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the foregoing expense limits. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least May 31, 2014.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example CSC Small Cap Value Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	517	972	1,452	2,776
Institutional Class Shares	148	568	1,014	2,254

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover of the Fund was 67% of its average portfolio value.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a limited number of equity securities of small capitalization companies.  The equity securities in which the Fund invests include common and preferred stocks.  The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, in the range of $50 million to $5 billion.  Although the Fund will invest primarily in the equity securities of U.S. companies, the Fund may also invest up to 20% of its assets in the securities of foreign companies, including common and preferred stocks.  The Fund’s investment strategy involves a value-oriented focus on preservation of capital over the long term using a “bottom-up” approach.

At the discretion of the Adviser, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions and to retain flexibility in meeting redemptions and paying expenses.

Principal Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Small-Cap Companies Risk.  Investing in securities of small-sized companies, may involve greater volatility than investing in larger and more established companies.  The securities of small-sized companies may have greater price volatility and less liquidity than the securities of larger companies. The Fund may hold a significant percentage of a company’s outstanding shares and may have to sell them at a discount from quoted prices.

Concentration Risk.  The Fund may have a relatively high concentration of assets in a single or small number of issuers, which may reduce its diversification and result in increased volatility.

Value-Style Investing Risk.  The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Foreign Securities Risk.  Foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2012.  Figures shown in the bar chart are for the Fund’s Institutional Class shares and do not reflect sales charges, which would lower returns.  Following the bar chart is the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s average return over time compared with broad-based market indices.  Fund returns shown in the performance table reflect the maximum sales charge of 3.50% for the Fund’s Investor Class shares.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance is available at www.covestreetfunds.com or by calling (866) 497-0097.

Best Quarter	Worst Quarter
Q2 2009 33.09%	Q4 2008 (26.42%)

Average Annual Total Returns for the periods ended December31, 2012
Average Annual Returns CSC Small Cap Value Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	[1][2]	27.09%	6.07%	8.98%	10.87%	Oct. 03, 2001
Investor Class Shares	[1]	22.35%	5.30%	8.45%	10.47%	Sep. 30, 1998
After Taxes on Distributions Institutional Class Shares	[1][2]	27.09%	5.99%	8.36%	10.21%
After Taxes on Distributions and Sale of Fund Shares Institutional Class Shares	[1][2]	17.61%	5.20%	7.73%	9.54%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	[1]	16.35%	3.56%	9.72%	7.54%	Sep. 30, 1998
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	[1]	18.05%	3.55%	9.50%	8.75%	Sep. 30, 1998
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	[1]	19.21%	4.54%	10.20%	9.32%	Sep. 30, 1998
[1]	The CSC Small Cap Value Fund, a series of CNI Charter Funds, (the "Predecessor Fund") transferred into the Fund in a tax-free reorganization on January 23, 2012. Performance information shown includes the performance of the Predecessor Fund for periods prior to January 23, 2012.
[2]	The Institutional Class shares of the Fund commenced operations on October 3, 2001. The performance results above for the Institutional Class shares reflect the performance of the Investor Class shares from September 30, 1998 through October 2, 2001.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  The performance of the Investor Class will vary from the after-tax returns shown above for the Institutional Class shares as a result of the Investor Class shares’ sales load, higher Rule 12b-1 fees and expenses.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).